Forward Purchase Agreement	12 Months Ended
Dec. 31, 2022
Forward Purchase Agreement
Forward Purchase Agreement

Note 12—Forward Purchase Agreement

On August 4, 2022, the Company and the FPA Sellers entered into the Forward Purchase Agreement for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, the FPA Sellers intended, but were not obligated, to purchase (a) Founder Class A Shares after the date of the Forward Purchase Agreement from holders of the Founder Class A Shares (other than Founder or affiliates of Founder) who elected to redeem Founder Class A Shares (such purchased Founder Class A Shares, the “Recycled Shares”) pursuant to redemption rights set forth in Founder’s amended and restated memorandum and articles of association (the “Governing Documents”) in connection with the Mergers (such holders, “Redeeming Holders”) and (b) Founder Class A Shares in an issuance from Founder at a price per Founder Class A Share equal to approximately $10.17 per share, the per-share redemption price as set forth in the Governing Documents (such Founder Class A Shares, the “Additional Shares” and, together with the Recycled Shares, the “Subject Shares”). Pursuant to the terms of the FPA Agreement, the aggregate number of Subject Shares could not exceed 15 million shares (the “Maximum Number of Shares”). In addition, the FPA Sellers purchased an additional 1 million Founder Class A Shares from other Redeeming Holders (the “Separate Shares”). The FPA Sellers may not beneficially own greater than 9.9% of the Common Stock on a post-Mergers pro forma basis.

Pursuant to the terms of the Forward Purchase Agreement, the FPA Sellers purchased 7,082,616 Founder Class A Shares, which included 6,082,616 Subject Shares and 1,000,000 Separate Shares, at the per-share redemption price prior to the closing of the Mergers, in exchange for the prepayment by Founder of $68.7 million out of the funds in Founder’s trust account that were to be received by the Company at the Closing. The prepayment amount was calculated as (a) the per-share redemption price multiplied by the 6,082,616 Subject Shares, less (b) 50% of the product of the 6,082,616 Subject Shares multiplied by $1.33 (the “Prepayment Shortfall”) and (c) an amount equal to the product of Separate Shares multiplied by the per-share redemption price. The FPA Sellers did not purchase any Additional Shares.

From time to time following the Closing, the FPA Sellers, in their discretion, may sell the Subject Shares, the effect of which is to terminate the Forward Purchase Agreement in respect of such Subject Shares sold (the “Terminated Shares”) and repay to the Company a portion of the forward price, in amounts corresponding to the number of shares sold. The Forward Purchase Agreement is to mature on the earlier of (a) the third anniversary of the Closing, and (b) the date specified by the FPA Sellers at the FPA Sellers’ discretion after the occurrence of a VWAP Trigger Event (the “FPA Maturity Date”). A VWAP Triggering Event occurs if (i) during the first 90 days following the Closing, the VWAP for 20 trading days during any 30 consecutive trading day period is less than $3.00 per share and (ii) from the 91st day following the Closing, the VWAP for 20 trading days during any 30 consecutive trading day period is less than $5.00 per share. At maturity, the Company is obligated to pay to the FPA Sellers an amount equal to the product of (a) (x) the Maximum Number of Shares, less (y) the number of the Terminated Shares, plus (z) the number of the Subject Shares sold whereby the proceeds of such sales were applied as a Prepayment Shortfall, multiplied by (b) $2.00 (the “Maturity Consideration”). The Company is obligated to pay the Maturity Consideration in shares of Class A Common Stock, with the price per share equal to the average daily VWAP for the 30 trading days following the FPA Maturity Date.

On November 30, 2022, the Company and the FPA Sellers entered into the FPA Termination Agreement and terminated the Forward Purchase Agreement. Pursuant to the FPA Termination Agreement, (i) the Company made a one-time $6.0 million cash payment to the FPA Sellers upon execution of the FPA Termination Agreement and agreed to make a $2.0 million payment to the FPA Sellers, which can be settled in cash or shares of Class A Common Stock at the Company’s sole option, on or around the earlier of (a) May 30, 2024 (the “FPA Lock-Up Date”), and (b) six months following 90% or more of the YA Convertible Debentures is repaid or converted into shares of Class A Common Stock (the “FPA Earlier Lock-Up Date”), (ii) the FPA Sellers forfeited and returned to the Company 2,222,119 shares of Class A Common Stock which the Company subsequently canceled, and further agreed not to transfer any of 2,140,848 shares of Class A Common Stock the FPA Sellers retained until the earlier of (a) the FPA Lock-Up Date, and (b) the FPA Earlier Lock-Up Date. The value of 2,222,119 shares of Class A Common Stock returned by the FPA Seller and subsequently canceled by the Company was $4.6 million as of the FPA Termination Agreement execution date, which was recognized in common stock – Class A and accumulated deficit on the consolidated balance sheet. The $2.0 million obligation has been included in other long-term liabilities on the accompanying consolidated balance sheet as of December 31, 2022.

In accordance with ASC 815, Derivatives and Hedging, the Company has determined that the forward option within the Forward Purchase Agreement is (i) a freestanding financial instrument and (ii) a derivative. This derivative, referred to throughout as the “forward purchase option derivative” was recorded as an asset on the consolidated balance sheet as of the Closing and derecognized upon execution of the FPA Termination Agreement. The fair value of the forward purchase option derivative was estimated using a Monte-Carlo Simulation in a risk-neutral framework. Specifically, the future stock price is simulated assuming a Geometric Brownian Motion (“GBM”). For each simulated path, the forward purchase value is calculated based on the contractual terms and then discounted at the term-matched risk-free rate. Finally, the value of the forward is calculated as the average present value over all simulated paths. The Company has performed fair value measurements for this derivative as of the Closing Date and the FPA Termination Agreement execution date, and recognized $16.6 million of derivative asset and $3.4 million of derivative liability on the consolidated balance sheets, respectively. The Company recorded a total of $72.1 million in losses on its consolidated statement of operations for the year ended December 31, 2022. This total loss is made up of two parts: (i) a $52.1 million loss at issuance, calculated as the difference between the amount paid to purchase the forward purchase option derivative and the fair value of this derivative on the Closing Date, and (ii) a $20.0 million loss, calculated as the difference in fair value of the forward purchase option derivative as of the Closing Date and as of the FPA Termination Agreement execution date. Upon execution of the FPA Termination Agreement, the Company also derecognized $3.4 million of the forward purchase option derivative from derivative liabilities on the consolidated balance sheet. There were no derivative assets or liabilities related to the forward purchase option derivative outstanding as of December 31, 2022 and 2021.